Revenues	3 Months Ended
Mar. 31, 2022
Revenues [Abstract]
Revenues
Note 2 — Revenues
The Company recognizes revenue to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Through its current and anticipated offerings, the Company expects to generate revenue by providing the following goods or services:
Launch Services
— To provide rapid, global, and affordable launch services to satellite operators and governments in partnership with third-party spaceport providers globally. Our launch services include services tied directly to our launch along with complementary services that are not part of our fixed pricing for which we charge a separate fee. The Company currently operates its launches from Pacific Spaceport Complex in Kodiak, Alaska and Cape Canaveral Space Force Station in Cape Canaveral, Florida. The Company plans to add additional launch sites in diverse locations based on its customers’ inclination requirements and as the Company increases the frequency of launches.
Space Products
— To design and provide space products based on the customers’ needs for a successful satellite launch and other products that the Company may sell in the future. Currently the Company offers two in-space
electric propulsion systems.
Space Services
— To invest in building the Company’s portfolio of space services, which includes communication service and constellation services, which will be based on the Company’s network of spacecraft that customers can access for use in their business. Specifically, the Company’s space services encompass all aspects of hosted satellite and constellation services, including hosting customer payloads onto its spacecraft, and delivering services, such as communication and other services, to customers from its space platform.

As of March 31, 2022, the Company has only entered into contracts for launch services and space products. As of March 31, 2022, the Company is in early stages of developing its space services offerings which includes communication service and constellation services. The Company’s contracts may provide customers with termination for convenience clauses, which may or may not include termination penalties. In some contracts, the size of the contractual termination penalty increases closer to the scheduled launch date. At each balance sheet date, the Company evaluates each contract’s termination provisions and the impact on the accounting contract term, i.e., the period in which the Company has enforceable rights and obligations. This includes evaluating whether there are termination penalties and if so, whether they are considered substantive. The Company applies judgment in determining whether the termination penalties are substantive.
Recognition of Revenue
The work performed by the Company in fulfilling launch services and space products performance obligations is not expected to create an asset to the customer since the launch vehicle that is built to deliver the customer’s payload into orbit will not be owned by the customer or the propulsion systems that are built to thrust the customers’ satellite into orbit will not be owned by the customer until they are delivered to the customer. The Company recognizes revenue at a point in time upon satisfaction of the performance obligations under its launch services and space products agreements. The Company recognized $3.9 million of revenues for the three months ended March 31, 2022 under its launch services agreements. No revenue had been recognized for the three months ended March 31, 2021.
Contracts with governmental entities involving research and development milestone activities do not represent contracts with customers under ASC 606 and as such, amounts received are recorded in other income (expense), net in the condensed consolidated statements of operations. The Company recorded $0.4 million for the three months ended March 31, 2022. No such income was recorded for the three months ended March 31, 2021.
Contract Balances and Remaining Performance Obligations
Contract balances.
Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Contract liabilities relate to payments received in advance of the satisfaction of performance under the contract. Receivables represent rights to consideration that are unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. The Company had no contract assets as of March 31, 2022 and December 31, 2021. The Company had contract liabilities of $10.5 million and $10.4 million as of March 31, 2022 and December 31, 2021, respectively. The Company recognized revenue of $2.3 million during the three months ended March 31, 2022 that was included in the contract liabilities balance at the beginning of the period. No revenue was recognized for the three months ended March 31, 2021.
Remaining performance obligations
. Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. Customers are not considered committed when they are able to terminate their contractual obligations to us without payment of a substantive penalty under the contract. Many of the Company’s contracts allow the customer to terminate the contract prior to launch or delivery without a substantive penalty, and therefore the enforceable contract is for a period less than the stated contractual term. Further, the Company has elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company had unsatisfied performance obligations of $23.8 million as of March 31, 2022, the majority of which is expected to be recognized in 2022.